Share Option and Restricted Share Scheme (Tables)	12 Months Ended
Dec. 31, 2011
Fair Values of Stock Options Granted to Employees were Estimated Using Following Weighted Average Assumptions

The fair values of stock options granted to employees were estimated using the following weighted average assumptions:

	Granted in 2009	Granted in 2011

Suboptimal exercise factor	1.5	1.5
Risk-free interest rates	2.94%	3.42%
Expected volatility	60.40	50.98
Expected dividend yield	2.5%	2.5%
Fair value of share option	RMB17.35 to RMB22.37	RMB15.75 to RMB19.85
Estimated forfeiture rate	2% per annum	2% per annum

Company's Share Option Activity

The following table summarizes the Company’s share option activity as of and for the year ended December 31, 2010 and 2011.

	Number of options	Weighted average exercise price(USD)	Weighted average remaining contractual life (Years)	Aggregate intrinsic value (USD)

Outstanding, December 31, 2010 and January 1, 2011	11,385,629	2.80	2.95	49,161,052
Granted	60,000	6.71	—	—
Exercised	(7,993,119)	2.50	—	—
Forfeited/Cancelled	(260,560)	4.92	—	—

Outstanding, December 31, 2011	3,191,950	2.69	2.61	4,446.298

Vested and expected to vest at December 31, 2011	3,128,111	2.69	2.61	4,357.372

Exercisable at December 31, 2011	2,187,850	2.68	2.36	3,070.057

Fair Values of Restricted Shares Granted to Employees

The fair values of restricted shares granted to employees were estimated using the following weighted average assumptions:

	Granted in 2010	Granted in 2011

Risk-free interest rates	0.46%-2.61%	0.14%-0.93%
Expected dividend yield	5%	5%
Fair value of restricted shares	RM44.04 to RMB49.27	RMB17.39 to RMB22.62

Company's Restricted Shares Activity under 2007 Stock Incentive Scheme

The following table summarized the Company’s restricted shares activity under 2007 Stock Incentive Scheme:

	Number of restricted shares	Weighted average grant date fair value (USD)

Outstanding, December 31, 2010 and January 1, 2011	777,000	5,440,896
Granted	12,670,000	40,299,824
Exercised	(155,400)	(1,149,096)
Forfeited/Cancelled	(136,000)	(945,200)
Outstanding, December 31, 2011	13,155,600	43,646,424

Vested and expected to vest as of December 31, 2011	12,382,299	41,166,971

Stock Option
Components of Share-based Compensation Expense in Absolute Amount and as Percentage of Net Revenue

The following table sets forth the components of share-based compensation expense for share options issued to employees from the Company’s share option scheme both in absolute amount and as a percentage of net revenue for the year indicated.

	For the year ended December 31
	2009	2010	2011
	(RMB)	(RMB)	(RMB)	(US$)%

Net revenue	1,303,835,447	1,332,815,451	1,792,217,309	284,754,652	100%

Cost of services	1,245,984	612,529	562,225	89,329	0.03%
Research and product development expenses	9,573,183	6,664,626	2,269,898	360,650	0.13%
Sales and marketing expenses	1,139,408	60,891	199,684	31,727	0.01%
General and administrative expenses	18,616,815	14,532,565	7,901,262	1,255,384	0.44%

Total share-based compensation included in cost of services and total operating expenses	30,575,390	21,870,612	10,933,069	1,737,090	0.61%

Restricted Stock
Components of Share-based Compensation Expense in Absolute Amount and as Percentage of Net Revenue

The following table sets forth the components of share-based compensation expense for restricted shares issued to employees from the Company’s share option scheme both in absolute amount and as a percentage of net revenue for the year indicated.

	For the year ended December 31
	2009	2010	2011
	(RMB)	(RMB)	(RMB)	(US$)%

Net revenue	1,303,835,447	1,332,815,451	1,792,217,309	284,754,652	100%

Cost of services	—	1,180,570	1,797,223	285,550	0.10%
Research and product development expenses	—	7,994,861	11,771,687	1,870,333	0.66%
Sales and marketing expenses	—	368,900	518,445	82,373	0.03%
General and administrative expenses	—	1,874,274	4,314,757	685,546	0.24%

Total share-based compensation included in cost of services and total operating expenses	—	11,418,604	18,402,112	2,923,802	1.03%